Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Interest income:
Loans receivable	$ 29,787		$ 28,535		$ 26,368
Securities available for sale:
Mortgage-backed and related	343		197		57
Other marketable	1,157		1,138		1,103
Other	603		511		152
Total interest income	31,890		30,381		27,680
Interest expense:
Deposits	3,332		2,231		1,470
Advances and other borrowings	7		2		327
Total interest expense	3,339		2,233		1,797
Net interest income	28,551		28,148		25,883
Provision for loan losses	(1,216)		(649)		(523)
Net interest income after provision for loan losses	29,767		28,797		26,406
Non-interest income:
Gain on sales of loans	2,941	[1]	2,095	[1]	2,138
Other	1,136		1,034		960
Total non-interest income	8,455		7,714		7,654
Non-interest expense:
Compensation and benefits	15,659		14,728		15,007
Occupancy and equipment	4,442		4,304		4,068
Data processing	1,263		1,270		1,106
Professional services	1,573		1,137		1,285
Other	4,168		3,948		3,788
Total non-interest expense	27,105		25,387		25,254
Income before income tax expense	11,117		11,124		8,806
Income tax expense	3,324		2,888		4,402
Net income	7,793		8,236		4,404
Other comprehensive income (loss), net of tax	1,142		(69)		(137)
Comprehensive income available to common shareholders	$ 8,935		$ 8,167		$ 4,267
Basic earnings per common share (in dollars per share)	$ 1.69		$ 1.89		$ 1.04
Diluted earnings per common share (in dollars per share)	$ 1.68		$ 1.71		$ 0.90
Financial Service [Member]
Non-interest income:
Revenue from Contract with Customer	$ 3,100		$ 3,330		$ 3,354
Bank Servicing [Member]
Non-interest income:
Revenue from Contract with Customer	$ 1,278	[1]	$ 1,255	[1]	$ 1,202

[1]	Not within the scope of ASC 606.